Vessel Operating and Supervision Costs (Tables)	12 Months Ended
Dec. 31, 2018
Vessel Operating and Supervision Costs
Schedule of vessel operating and supervision costs

	For the year ended December 31,
	2016	2017	2018
Crew wages and vessel management employee costs	63,605	72,652	79,624
Technical maintenance expenses	29,520	28,736	28,694
Other vessel operating expenses	19,507	21,098	19,766

Total	112,632	122,486	128,084